Fair value measurements and valuation processes - summary of assets and liabilities measured at fair value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 545	£ 561	£ 506
Liabilities at fair value	681	929	929
– interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6	43	12
Liabilities	398	450	303
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	234	254	227
Liabilities	75	121	114
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	305	264	267
Liabilities	£ 208	£ 358	£ 512